Income taxes - Current and deferred portions of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income taxes
Current income tax expense	¥ 179,907		¥ (554)	¥ 903
Deferred income tax expense	(65,431)	$ (9,487)	¥ 554	17,661
Subtotal income tax expense appliable to PRC entities	114,476			18,564
Current and deferred income tax expense applicable to overseas entities	114,476			18,564
Income tax expense, net	¥ 114,476	$ 16,597		¥ 18,564